NOTE 10. OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
NOTE 10. OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consist of the followings:

	December 31,
	2013	2012

Accrued expenses	$2,139	$2,540
Business and other tax payables	7,108	6,418
Salary payable	2,715	1,524
Temporary receipt of insurance premium	149	176
Temporary receipt of insurance claims	1,326	755
Deposits received	2,220	2,128
Interest payable	356	207
Other current liabilities	1,133	1,301
Total	$17,146	$15,049

Deposits received represented security deposits received from staff and customer deposits. Temporary receipt of insurance premium represents the premium collected from customers but not yet paid to the insurance company. Temporary receipt of insurance claims represents the insurance claims received but not yet released to the relevant customers. Other current liabilities mainly include the unpaid expenses reimbursement due to staff, withholding taxes collected from customers for the value-added services.